Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of segment revenue

	Year Ended
(Amounts in thousands)	December 31, 2021		December 31, 2020		December 31, 2019
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Civil	$391,629	30.6%	$368,588	34.8%	$423,698	40.4%
Transportation	887,557	69.4%	689,348	65.2%	623,978	59.6%
Total revenue	$1,279,186	100.0%	$1,057,936	100.0%	$1,047,676	100.0%

Schedule of segment gross profit

	Year Ended
(Amounts in thousands)	December 31, 2021		December 31, 2020		December 31, 2019
Segment	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue
Civil	$40,913	10.4%	$58,314	15.8%	$21,875	5.2%
Transportation	73,275	8.3%	35,086	5.1%	58,629	9.4%
Gross profit	$114,188	8.9%	$93,400	8.8%	$80,504	7.7%

Revenue earned outside of the United States was 9% for the year ended December 31, 2021, and 4% for the years ended December 31, 2020, and December 31, 2019.

Southland Holding Llc [Member]
Schedule of segment revenue

(Amounts in thousands)	June 30, 2022		June 30, 2021
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Civil	$149,894	28.2%	$181,121	30.2%
Transportation	381,608	71.8%	419,028	69.8%
Total revenue	$531,502	100.0%	$600,149	100.0%

Schedule of segment gross profit

	Six Months Ended
(Amounts in thousands)	June 30, 2022		June 30, 2021
Segment	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue
Civil	$19,389	12.9%	$8,891	4.9%
Transportation	23,279	6.1%	36,293	8.7%
Gross profit	$42,668	8.0%	$45,184	7.5%